Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 62,318	₨ 47,050	₨ 31,865
Interest cost	21,854	13,926	10,088
Interest income	(19,858)	(8,788)	(2,303)
Gratuity cost	₨ 64,314	₨ 52,188	₨ 39,650